BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Nov. 21, 2019 $ / shares shares	Jun. 20, 2019 USD ($)	Jun. 20, 2019 ILS (₪)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 ILS (₪)	Dec. 31, 2019 USD ($)
FIMI Funds [Member]
Disclosure of transactions between related parties [line items]
Shares purchased | shares		5,240,956
Share price | $ / shares		$ 6.00
Interest rate, percentage		0.1299
FIMI Funds [Member] | Non-adjusting events after reporting period [member]
Disclosure of transactions between related parties [line items]
Shares purchased | shares	4,166,667
Share price | $ / shares	$ 6.00
Interest rate, percentage	0.1299
Gross proceeds	$ 25,000
Funds ownership percentage	0.21
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary					$ 22,627
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary			$ 25,462
Annual bonus							$ 189
Chief Executive Officer [Member] | NIS [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary | ₪				₪ 88,000		₪ 82,500